TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	For the Years Ended December 31,
	2022	2021

Net operating loss carryforwards	$113,393	$109,483
Operation lease liabilities	105	156
Accrued vacation pay	71	45
Total deferred tax assets	113,569	110,684
Less: valuation allowance	(113,455)	(110,536)
Net deferred tax assets	114	148

Operating leases, right-of-use assets	(114)	(148)
Total deferred tax liabilities	(114)	(148)
Total net deferred tax assets	$-	$-

SCHEDULE OF STATUTORY CORPORATE TAX RATE AND EFFECTIVE INCOME TAX RATE

The following is a reconciliation of the taxes on income assuming that all income is taxed at the ordinary statutory corporate tax rate in Israel and the effective income tax rate:

	For the Years Ended December 31,
	2022	2021

Net loss in Israel	$8,065	$6,853
Net loss in U.S.	$5,103	$4,460
Statutory tax rate	21%-23%	21%-23%
Income Tax under statutory tax rate	2,922	2,513
Change in valuation allowance	(2,922)	(2,513)
Actual provision for income tax	$-	$-